Shareholders' contributions - Share Capital (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share capital and share premium
Balance at beginning of period	$ 963,724	$ 1,028,883	$ 1,108,145
Restricted shares and units vested	448	1,224	721
Purchase of own shares	(66,463)	(4,365)	(4,263)
Balance at end of period	$ 1,047,830	$ 963,724	$ 1,028,883
Number of shares
Number of shares
Stock at beginning of period (shares)	122,382,000	122,382,000	122,382,000
Restricted shares and units vested (shares)	0	0	0
Purchase of own shares (shares)	0	0	0
Stock at end of period (shares)	122,382,000	122,382,000	122,382,000
Share capital and share premium
Balance at beginning of period	$ 183,573	$ 183,573	$ 183,573
Balance at end of period	183,573	183,573	183,573
Share capital and share premium
Share capital and share premium
Balance at beginning of period	1,086,388	1,085,312	1,084,076
Restricted shares and units vested	3,594	4,182	4,455
Purchase of own shares	(55,349)	(3,106)	(3,219)
Balance at end of period	$ 1,034,633	$ 1,086,388	$ 1,085,312